Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000035049
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,452		$ 10,933	$ 13,926	$ 15,497	$ 19,668	$ 26,551	$ 24,180	$ 28,668	$ 37,053	$ 46,376	$ 51,112
C000035050
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		11,482	14,516	16,035	20,202	27,072	24,473	28,802	36,946	46,243	50,964
C000035051
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,598	14,805	16,520	21,017	28,434	25,964	30,865	39,982	50,180	55,444
C000250224
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		11,598	14,805	16,520	21,017	28,434	25,964	30,865	39,982	50,168	55,458
C000035043
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,449		10,919	13,188	14,212	15,591	21,578	20,510	23,453	29,631	36,668	42,730
C000035044
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		11,472	13,755	14,712	16,015	22,000	20,754	23,555	29,533	36,547	42,589
C000035045
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,590	14,041	15,176	16,695	23,177	22,095	25,341	32,114	39,867	46,594
C000043497
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		11,580	14,031	15,166	16,682	23,161	22,082	25,333	32,102	39,854	46,585
C000035055
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,549		10,419	11,660	12,276	13,391	16,512	15,348	16,311	18,979	21,506	23,993
C000035056
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,823	12,023	12,570	13,606	16,651	15,358	16,195	18,698	21,188	23,639
C000035057
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,936	12,265	12,953	14,162	17,503	16,309	17,380	20,269	23,026	25,742
C000043498
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,932	12,270	12,946	14,153	17,507	16,314	17,389	20,285	23,065	25,802
C000035058
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,449		11,808	13,992	12,916	11,791	18,203	16,467	17,492	20,771	21,321	28,439
C000035059
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		12,398	14,580	13,363	12,114	18,553	16,642	17,533	20,643	21,189	28,262
C000035060
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,524	14,876	13,768	12,604	19,502	17,686	18,830	22,424	23,076	30,849
C000170839
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		12,524	14,876	13,769	12,606	19,513	17,698	18,844	22,441	23,096	30,887
C000035061
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	9,449		11,906	14,703	14,280	14,648	20,804	16,965	18,861	21,229	22,704	30,352
C000035062
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		12,508	15,327	14,778	15,047	21,206	17,148	18,909	21,106	22,572	30,175
C000035063
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		12,627	15,639	15,226	15,657	22,295	18,217	20,310	22,919	24,574	32,937
C000170840
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		12,627	15,633	15,226	15,664	22,301	18,233	20,328	22,940	24,595	32,976
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,614	13,517	14,470	16,052	22,268	20,631	23,240	28,138	32,551	38,932
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,805	14,502	16,071	20,867	28,520	25,118	29,466	37,403	46,285	50,001
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Category Average
Accumulated Value	10,000		11,744	14,124	15,414	18,950	25,685	20,990	23,986	29,589	35,810	39,762
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,805	14,502	16,071	20,867	28,520	25,118	29,466	37,403	46,285	50,001
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Category Average
Accumulated Value	10,000		11,744	14,124	15,414	18,950	25,685	20,990	23,986	29,589	35,810	39,762
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,805	14,502	16,071	20,867	28,520	25,118	29,466	37,403	46,285	50,001
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Category Average
Accumulated Value	10,000		11,744	14,124	15,414	18,950	25,685	20,990	23,986	29,589	35,810	39,762
FEDERATED INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,805	14,502	16,071	20,867	28,520	25,118	29,466	37,403	46,285	50,001
FEDERATED INDEX: Morningstar Large Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Funds Category Average
Accumulated Value	10,000		11,744	14,124	15,414	18,950	25,685	20,990	23,986	29,589	35,810	39,762
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Funds Category Average
Accumulated Value	10,000		11,497	13,181	13,963	14,999	20,355	19,021	21,184	25,304	28,721	33,808
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Funds Category Average
Accumulated Value	10,000		11,497	13,181	13,963	14,999	20,355	19,021	21,184	25,304	28,721	33,808
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Funds Category Average
Accumulated Value	10,000		11,497	13,181	13,963	14,999	20,355	19,021	21,184	25,304	28,721	33,808
FEDERATED INDEX: Morningstar Large Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Funds Category Average
Accumulated Value	10,000		11,497	13,181	13,963	14,999	20,355	19,021	21,184	25,304	28,721	33,808
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500/ 40% Bloomberg US Aggregate Bond
Accumulated Value	10,000		10,919	11,927	12,938	14,470	17,439	16,366	17,417	20,057	22,295	25,131
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Funds Category Average
Accumulated Value	10,000		10,944	11,696	12,194	12,858	15,839	14,612	15,426	17,341	18,928	21,359
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500/ 40% Bloomberg US Aggregate Bond
Accumulated Value	10,000		10,919	11,927	12,938	14,470	17,439	16,366	17,417	20,057	22,295	25,131
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Funds Category Average
Accumulated Value	10,000		10,944	11,696	12,194	12,858	15,839	14,612	15,426	17,341	18,928	21,359
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500/ 40% Bloomberg US Aggregate Bond
Accumulated Value	10,000		10,919	11,927	12,938	14,470	17,439	16,366	17,417	20,057	22,295	25,131
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Funds Category Average
Accumulated Value	10,000		10,944	11,696	12,194	12,858	15,839	14,612	15,426	17,341	18,928	21,359
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
FEDERATED INDEX: 60% S&P 500/ 40% Bloomberg US Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500/ 40% Bloomberg US Aggregate Bond
Accumulated Value	10,000		10,919	11,927	12,938	14,470	17,439	16,366	17,417	20,057	22,295	25,131
FEDERATED INDEX: Morningstar Moderate Allocation Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Allocation Funds Category Average
Accumulated Value	10,000		10,944	11,696	12,194	12,858	15,839	14,612	15,426	17,341	18,928	21,359
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,845	14,064	13,443	12,826	19,491	16,705	18,027	20,596	20,481	27,483
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Funds Category Average
Accumulated Value	10,000		11,602	13,424	12,754	11,625	17,686	16,215	17,464	20,000	19,771	25,357
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,845	14,064	13,443	12,826	19,491	16,705	18,027	20,596	20,481	27,483
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Funds Category Average
Accumulated Value	10,000		11,602	13,424	12,754	11,625	17,686	16,215	17,464	20,000	19,771	25,357
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,845	14,064	13,443	12,826	19,491	16,705	18,027	20,596	20,481	27,483
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Funds Category Average
Accumulated Value	10,000		11,602	13,424	12,754	11,625	17,686	16,215	17,464	20,000	19,771	25,357
FEDERATED INDEX: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,845	14,064	13,443	12,826	19,491	16,705	18,027	20,596	20,481	27,483
FEDERATED INDEX: Morningstar Small Blend Funds Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Funds Category Average
Accumulated Value	10,000		11,602	13,424	12,754	11,625	17,686	16,215	17,464	20,000	19,771	25,357
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,776	14,474	14,298	15,156	21,370	16,416	18,318	20,662	21,313	27,371
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		11,766	14,456	14,931	16,218	23,448	18,151	19,582	21,833	22,513	27,679
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,776	14,474	14,298	15,156	21,370	16,416	18,318	20,662	21,313	27,371
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		11,766	14,456	14,931	16,218	23,448	18,151	19,582	21,833	22,513	27,679
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,776	14,474	14,298	15,156	21,370	16,416	18,318	20,662	21,313	27,371
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	10,000		11,766	14,456	14,931	16,218	23,448	18,151	19,582	21,833	22,513	27,679
FEDERATED INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000		11,776	14,474	14,298	15,156	21,370	16,416	18,318	20,662	21,313	27,371
FEDERATED INDEX: Morningstar Small Growth Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Growth Funds Category Average
Accumulated Value	$ 10,000		$ 11,766	$ 14,456	$ 14,931	$ 16,218	$ 23,448	$ 18,151	$ 19,582	$ 21,833	$ 22,513	$ 27,679